Equity - Movement of equity reserves (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Opening balance	$ 113,903,089	$ 90,583,772	$ 53,499,363
Dividends declared	(526,615)	(1,556,406)	(349,108)
Closing balance	100,252,480	113,903,089	90,583,772
Equity reserves
Equity
Opening balance	8,898,633	10,624,229
Release of reserves	(2,491,377)	(5,886,441)
Appropriation of reserves	11,515,469	11,068,450
Dividends declared		(6,907,605)
Closing balance	$ 17,922,725	$ 8,898,633	$ 10,624,229